CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING - Schedule of Payables from Repurchase Agreements and Securities Lending (Details) - PEN (S/)
S/ in Thousands
	Dec. 31, 2025	Dec. 31, 2024
Payables on repurchase agreements and securities lending
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Carrying amount	S/ 8,243,787	S/ 9,060,710
Fair value of underlying assets	8,562,696	9,387,273
Debt instruments
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Carrying amount	S/ 6,428,270	S/ 7,829,434
Debt instruments | Payables on repurchase agreements and securities lending
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Average interest rate	0.00%	0.00%
Carrying amount	S/ 6,428,270	S/ 7,829,434
Fair value of underlying assets	S/ 6,755,367	S/ 8,155,962
Instruments issued by the Colombian Government | Payables on repurchase agreements and securities lending
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Average interest rate	5.63%	4.68%
Carrying amount	S/ 1,250,385	S/ 848,310
Fair value of underlying assets	S/ 1,242,159	S/ 848,310
Instruments issued by the Chilean Government | Payables on repurchase agreements and securities lending
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Average interest rate	0.38%	0.46%
Carrying amount	S/ 116,167	S/ 83,375
Fair value of underlying assets	S/ 116,197	S/ 83,398
Other instruments | Payables on repurchase agreements and securities lending
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Average interest rate	0.97%	5.11%
Carrying amount	S/ 448,965	S/ 299,591
Fair value of underlying assets	448,973	299,603
Up to 3 days | Payables on repurchase agreements and securities lending
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Carrying amount	876,001	539,298
Up to 3 days | Debt instruments | Payables on repurchase agreements and securities lending
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Carrying amount	178,257	281,977
Up to 3 days | Instruments issued by the Colombian Government | Payables on repurchase agreements and securities lending
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Carrying amount	523,831	127,103
Up to 3 days | Instruments issued by the Chilean Government | Payables on repurchase agreements and securities lending
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Carrying amount	116,167	83,375
Up to 3 days | Other instruments | Payables on repurchase agreements and securities lending
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Carrying amount	57,746	46,843
From 3 to 30 days | Payables on repurchase agreements and securities lending
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Carrying amount	3,030,793	726,183
From 3 to 30 days | Debt instruments | Payables on repurchase agreements and securities lending
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Carrying amount	2,295,318	0
From 3 to 30 days | Instruments issued by the Colombian Government | Payables on repurchase agreements and securities lending
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Carrying amount	726,554	721,207
From 3 to 30 days | Instruments issued by the Chilean Government | Payables on repurchase agreements and securities lending
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Carrying amount	0	0
From 3 to 30 days | Other instruments | Payables on repurchase agreements and securities lending
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Carrying amount	8,921	4,976
More than 30 days | Payables on repurchase agreements and securities lending
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Carrying amount	4,336,993	7,795,229
More than 30 days | Debt instruments | Payables on repurchase agreements and securities lending
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Carrying amount	3,954,695	7,547,457
More than 30 days | Instruments issued by the Colombian Government | Payables on repurchase agreements and securities lending
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Carrying amount	0	0
More than 30 days | Instruments issued by the Chilean Government | Payables on repurchase agreements and securities lending
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Carrying amount	0	0
More than 30 days | Other instruments | Payables on repurchase agreements and securities lending
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Carrying amount	S/ 382,298	S/ 247,772